Acquisitions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Business Combination, Separately Recognized Transactions [Line Items]
Net operating income	$ (1,930,792)	$ (1,152,506)
Bren Road LLC
Business Combination, Separately Recognized Transactions [Line Items]
Secured loan	$ 11,500,000
Secured loan, fixed interest rate	4.65%
Secured loan, maturity date	May 28, 2019
Common units issued	5,200,000
Revenue recognized	$ 1,615,000
Net operating income	912,000
First Trust Center
Business Combination, Separately Recognized Transactions [Line Items]
Secured loan	$ 32,000,000
Common units issued	4,000,000
Preferred units issued	30,000
Revenue recognized	$ 4,181,000
Net operating income	$ 1,502,000